Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other financial assets and liabilities
Schedule of other financial assets and liabilities

	Current		Non-Current
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Other financial assets
Assets held for sale (note 14b)	152	—	—	—
Bank accounts restricted	—	—	125	—
Loans	—	—	87	153
Derivative financial instruments (note 25)	288	39	184	392
Investments in equity securities (note 14)	—	—	726	987
Related parties - Loans (note 31)	319	364	1,600	1,612
	759	403	2,722	3,144
Other financial liabilities
Derivative financial instruments (note 25)	94	470	307	344
Related parties - Loans (note 31)	980	1,134	956	960
Financial guarantees (note 32)	—	—	525	166
Participative stockholders' debentures	—	—	2,584	1,407
	1,074	1,604	4,372	2,877